Unaudited interim condensed consolidated statements of comprehensive loss - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Unaudited interim condensed consolidated statements of comprehensive loss
Revenue	€ 30,196	€ 36,305	€ 147,027	€ 58,129
Cost of sales	35,618	26,059	131,325	39,892
Gross (loss)/ profit	(5,422)	10,246	15,702	18,237
Research and development expenses	3,821	4,796	12,209	10,606
General administrative expenses	10,406	8,373	32,496	24,038
Selling expenses	2,206	1,300	6,097	6,012
Impairment of financial assets	502	1,147	1,177	2,821
Other operating income	1,011	679	2,653	2,425
Other operating expenses		53	36	191
Operating loss	(21,346)	(4,744)	(33,660)	(23,006)
Interest and similar income				6
Interest and similar expense	263	793	734	1,504
Financial costs, net	(263)	(793)	(734)	(1,498)
Loss before taxes	(21,609)	(5,537)	(34,394)	(24,504)
Income tax expenses	35	103	159	232
Loss for the period	(21,644)	(5,640)	(34,553)	(24,736)
Other comprehensive income/ (loss), all attributable to equity holders of the parent	86	(66)	16	4
Total comprehensive loss	(21,558)	(5,706)	(34,537)	(24,732)
Attributable to:
Equity holders of the parent	(21,610)	(5,708)	(34,635)	(24,671)
Noncontrolling interests	52	2	98	(61)
Total comprehensive loss	€ (21,558)	€ (5,706)	€ (34,537)	€ (24,732)
Loss per share - Basic (in EUR)	€ (0.96)	€ (0.27)	€ (1.55)	€ (1.20)
Loss per share - diluted (in EUR)	€ (0.96)	€ (0.27)	€ (1.55)	€ (1.20)